SUBSEQUENT EVENTS - Contribution of capital in subsidiaries (Details) R$ in Thousands	Mar. 26, 2018 BRL (R$)
SUBSEQUENT EVENTS
Contribution of capital in the subsidiary companies of the subsidiary Eletrosul	R$ 2,615
Fronteira Oeste
SUBSEQUENT EVENTS
Contribution of capital in the subsidiary companies of the subsidiary Eletrosul	2,550
Paraiso
SUBSEQUENT EVENTS
Contribution of capital in the subsidiary companies of the subsidiary Eletrosul	R$ 65